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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/07

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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PACE FUND
Portfolio of Investments  -  March 31, 2007  (Unaudited)

                                                                     NUMBER OF
DESCRIPTION                                                            SHARES                  VALUE
------------------------------------------------------------         ---------            --------------
COMMON STOCKS  98.3%
AIR FREIGHT & LOGISTICS  3.6%
C.H. Robinson Worldwide, Inc................................           601,079            $   28,701,522
Expeditors International of Washington, Inc.................           543,428                22,454,445
                                                                                          --------------
                                                                                              51,155,967
                                                                                          --------------
APPAREL RETAIL  2.0%
Abercrombie & Fitch Co., Class A............................           371,901                28,145,468
                                                                                          --------------

ASSET MANAGEMENT & CUSTODY BANKS  0.1%
Fortress Investment Group, LLC., Class A....................            62,383                 1,789,144
                                                                                          --------------

AUTOMOTIVE RETAIL  1.5%
AutoZone, Inc. (a)..........................................           163,518                20,953,197
                                                                                          --------------

BIOTECHNOLOGY  1.3%
Genentech, Inc. (a).........................................           223,160                18,325,899
                                                                                          --------------

BROADCASTING & CABLE TV  3.5%
Grupo Televisa SA - ADR (Mexico)............................         1,650,937                49,197,923
                                                                                          --------------

CASINOS & GAMING  2.9%
Wynn Resorts, Ltd. (a)......................................           433,808                41,151,027
                                                                                          --------------

COMPUTER HARDWARE  2.2%
Apple Computer, Inc. (a)....................................           334,421                31,071,055
                                                                                          --------------

CONSTRUCTION MATERIALS  1.4%
Cemex, SA de CV - ADR (Mexico)..............................           590,515                19,339,366
                                                                                          --------------

CONSUMER FINANCE  3.1%
American Express Co.........................................           788,229                44,456,116
                                                                                          --------------

DATA PROCESSING & OUTSOURCED SERVICES  2.3%
Iron Mountain, Inc. (a).....................................           740,675                19,353,838
Western Union Co............................................           631,867                13,869,480
                                                                                          --------------
                                                                                              33,223,318
                                                                                          --------------
DEPARTMENT STORES  5.0%
Sears Holdings Corp. (a)....................................           394,907                71,146,445
                                                                                          --------------


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

DISTRIBUTORS  1.2%
Li & Fung, Ltd. (HKD) (Bermuda).............................         5,566,000                17,488,360
                                                                                          --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.3%
Corporate Executive Board Co................................           429,425                32,619,123
                                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  5.4%
Monsanto Co.................................................         1,383,795                76,053,373
                                                                                          --------------

FOOTWEAR  1.6%
Nike, Inc., Class B.........................................           208,157                22,118,763
                                                                                          --------------

HEALTH CARE SUPPLIES  1.4%
Dade Behring Holdings, Inc..................................           451,321                19,790,426
                                                                                          --------------

HOME IMPROVEMENT RETAIL  1.4%
Home Depot, Inc.............................................           532,256                19,555,085
                                                                                          --------------

HOTELS, RESORTS & CRUISE LINES  3.2%
Marriott International, Inc., Class A.......................           922,377                45,159,578
                                                                                          --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.5%
Monster Worldwide, Inc. (a).................................           449,937                21,313,516
                                                                                          --------------

HYPERMARKETS & SUPER CENTERS  2.9%
Costco Wholesale Corp.......................................           773,429                41,641,417
                                                                                          --------------

INTERNET RETAIL  3.0%
Amazon.com, Inc. (a)........................................         1,076,461                42,832,383
                                                                                          --------------

INTERNET SOFTWARE & SERVICES  14.0%
eBay, Inc. (a)..............................................         2,270,279                75,259,749
Google, Inc., Class A (a)...................................           173,397                79,443,570
Yahoo!, Inc. (a)............................................         1,417,353                44,348,975
                                                                                          --------------
                                                                                             199,052,294
                                                                                          --------------
MANAGED HEALTH CARE  1.5%
UnitedHealth Group, Inc.....................................           395,804                20,965,738
                                                                                          --------------


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

OIL & GAS EXPLORATION & PRODUCTION  3.8%
Ultra Petroleum Corp. (Canada) (a)..........................         1,014,089                53,878,549
                                                                                          --------------

PACKAGED FOODS & MEATS  1.6%
Nestle SA - ADR (Switzerland)...............................           230,669                22,355,032
                                                                                          --------------

PROPERTY & CASUALTY INSURANCE  3.0%
Berkshire Hathaway, Inc., Class B (a).......................            11,569                42,111,160
                                                                                          --------------

PUBLISHING  1.5%
McGraw-Hill Co., Inc........................................           348,266                21,898,966
                                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  5.6%
Brookfield Asset Management, Inc., Class A (Canada).........         1,525,115                79,702,510
                                                                                          --------------

RESTAURANTS  2.0%
McDonald's Corp.............................................           639,607                28,814,295
                                                                                          --------------

SOFT DRINKS  1.4%
Coca-Cola Co................................................           415,530                19,945,440
                                                                                          --------------

SPECIALIZED FINANCE  3.9%
Chicago Mercantile Exchange Holdings, Inc...................            36,304                19,330,428
Moody's Corp................................................           569,986                35,373,331
                                                                                          --------------
                                                                                              54,703,759
                                                                                          --------------
STEEL  2.0%
Nucor Corp..................................................           440,193                28,669,770
                                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  5.2%
America Movil, SA de CV, Ser L - ADR (Mexico)...............           908,686                43,426,104
China Mobile, Ltd. - ADR (Hong Kong)........................           287,828                12,909,086
Crown Castle International Corp. (a)........................           524,785                16,861,342
                                                                                          --------------
                                                                                              73,196,532
                                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  98.3%
  (Cost $1,134,371,857).......................................................             1,393,820,994
                                                                                          --------------


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

REPURCHASE AGREEMENTS  2.0%
Citigroup Global Markets, Inc. ($7,389,416 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $7,392,679)................                 7,389,416
State Street Bank & Trust Co. ($20,672,584 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $20,681,422)...............                20,672,584
                                                                                          --------------

TOTAL REPURCHASE AGREEMENTS  2.0%
  (Cost $28,062,000)..........................................................                28,062,000
                                                                                          --------------

TOTAL INVESTMENTS  100.3%
  (Cost $1,162,433,857).......................................................             1,421,882,994

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%).................................                (4,397,002)
                                                                                          --------------

NET ASSETS 100.0%.............................................................            $1,417,485,992
                                                                                          ==============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

ADR -- American Depositary Receipt
HKD -- Hong Kong Dollar

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007